Supplemental information to the Consolidated Statement of Cash Flows - Footnote (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations	$ 1,754	$ 0	$ 0
ASU 2016-02
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations	1,244
New or Modified Leases
Lessee, Lease, Description [Line Items]
Premises and equipment/operating lease obligations	$ 510